Derivative Financial Instruments - Summary of Fair Values of the Company's Foreign Currency (Detail) - Cash Flow Hedging [Member] - Foreign Currency Denominated Expense [Member] - Designated as Hedging Instrument [Member] - USD ($)
$ in Thousands
	Oct. 01, 2023	Dec. 25, 2022	Dec. 26, 2021
Derivatives, Fair Value [Line Items]
Notional Amount		$ 78,298	$ 166,225
Fair Value		1,706	$ 2,222
Entertainment One Film And Television Business [Member]
Derivatives, Fair Value [Line Items]
Notional Amount	$ 28,669	78,298
Fair Value	$ (44)	$ 1,706